UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2008



                           USAA INTERMEDIATE-TERM BOND FUND



[LOGO OF USAA]
    USAA(R)














                         USAA INTERMEDIATE-TERM BOND Fund



                      3RD QUARTER Portfolio of Investments


                                APRIL 30, 2008












                                                                     (Form N-Q)

48483-0608                          (copyright)2008, USAA. All rights reserved.
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USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                 COUPON                              VALUE
     (000)     SECURITY                                      RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------

               CORPORATE OBLIGATIONS (39.2%)

               CONSUMER DISCRETIONARY (2.9%)
               -----------------------------

               APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
$  2,000       Kellwood Co.                                 7.88%         7/15/2009      $     1,895
                                                                                         -----------
               BROADCASTING & CABLE TV (1.5%)
   1,000       Charter Communications Operating, LLC (a)    8.00          4/30/2012              970
     998       Charter Communications Operating, LLC        7.54          3/06/2014              885
   2,000       Clear Channel Communications, Inc.           4.25          5/15/2009            1,910
   1,000       Comcast Corp.                                6.50          1/15/2017            1,045
   1,000       Cox Communications, Inc.                     3.88         10/01/2008              998
   1,000       Cox Enterprises, Inc. (a)                    7.38          6/15/2009            1,024
   2,000       CSC Holdings, Inc.                           8.13          7/15/2009            2,045
   2,000       Liberty Media Corp.                          7.88          7/15/2009            2,029
   2,000       Liberty Media Corp.                          5.70          5/15/2013            1,800
                                                                                         -----------
                                                                                              12,706
                                                                                         -----------

               CASINOS & GAMING (0.2%)
   1,000       Harrah's Operating Co., Inc.                 5.63          6/01/2015              581
   1,000       Seminole Tribe of Florida (a)                7.80         10/01/2020              974
                                                                                         -----------
                                                                                               1,555
                                                                                         -----------

               GENERAL MERCHANDISE STORES (0.1%)
   1,000       Target Corp.                                 5.13          1/15/2013            1,018
                                                                                         -----------

               HOME FURNISHINGS (0.1%)
   1,000       Mohawk Industries, Inc.                      5.75          1/15/2011              993
                                                                                         -----------

               HOMEBUILDING (0.2%)
   2,000       Centex Corp.                                 4.55         11/01/2010            1,816
                                                                                         -----------

               HOTELS, RESORTS, & CRUISE LINES (0.2%)
   2,000       Royal Caribbean Cruises Ltd.                 7.25          6/15/2016            1,855
                                                                                         -----------

               HOUSEHOLD APPLIANCES (0.3%)
   2,000       Stanley Works Capital Trust I                5.90         12/01/2045            1,625
   1,000       Whirlpool Corp.                              7.75          7/15/2016            1,096
                                                                                         -----------
                                                                                               2,721
                                                                                         -----------

               HOUSEWARES & SPECIALTIES (0.1%)
   1,000       Newell Rubbermaid, Inc.                      4.63         12/15/2009              996
                                                                                         -----------
               Total Consumer Discretionary                                                   25,555
                                                                                         -----------

               CONSUMER STAPLES (0.7%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
   2,000       Cargill, Inc. (a)                            6.00         11/27/2017            1,995
                                                                                         -----------
               FOOD RETAIL (0.3%)
   2,000       Kroger Co.                                   5.50          2/01/2013            2,040
                                                                                         -----------
               SOFT DRINKS (0.1%)
   1,000       Bottling Group, LLC                          5.50          4/01/2016            1,025
                                                                                         -----------

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USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                 COUPON                              VALUE
     (000)     SECURITY                                      RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------

               TOBACCO (0.1%)
$  1,000       Universal Corp.                              5.00%         9/01/2011      $       969
                                                                                         -----------
               Total Consumer Staples                                                          6,029
                                                                                         -----------

               ENERGY (3.4%)
               -------------
               INTEGRATED OIL & GAS (0.1%)
   1,000       Polar Tankers, Inc. (a)                      5.95          5/10/2037              967
                                                                                         -----------

               OIL & GAS EQUIPMENT & SERVICES (0.2%)
   2,000       Seacor Holdings, Inc.                        5.88         10/01/2012            1,915
                                                                                         -----------

               OIL & GAS EXPLORATION & PRODUCTION (0.6%)
   1,000       Cimarex Energy Co.                           7.13          5/01/2017            1,020
   2,000       Southwestern Energy Co.                      7.63          5/01/2027            2,082
   1,000       XTO Energy, Inc.                             4.63          6/15/2013              987
   1,000       XTO Energy, Inc.                             5.65          4/01/2016            1,011
                                                                                         -----------
                                                                                               5,100
                                                                                         -----------

               OIL & GAS REFINING & MARKETING (0.2%)
   2,000       Premcor Refining Group, Inc.                 7.50          6/15/2015            2,086
                                                                                         -----------

               OIL & GAS STORAGE & TRANSPORTATION (2.3%)
   1,250       Buckeye Partners, LP                         5.13          7/01/2017            1,157
   1,000       Buckeye Partners, LP                         6.05          1/15/2018              994
   2,000       El Paso Energy Corp. (a)                     5.90          4/01/2017            2,002
   1,000       Enterprise Products Operations, LP           5.65          4/01/2013            1,008
   1,000       Enterprise Products Operations, LP           8.38          8/01/2066              997
   1,000       Kinder Morgan Finance Co.                    5.70          1/05/2016              962
   2,000       NGPL PipeCo, LLC                             7.12         12/15/2017            2,101
   1,000       Pacific Energy Partners, LP                  7.13          6/15/2014            1,024
   2,000       Sabine Pass LNG, LP                          7.25         11/30/2013            1,860
   2,000       TEPPCO Partners, LP                          7.00          6/01/2067            1,702
   4,000       Tortoise Energy Infrastructure Corp. (b)     7.00          7/15/2044            4,000
     500       Transcontinental Gas Pipeline Corp.          8.88          7/15/2012              554
   1,000       Valero Logistics Operations, LP              6.05          3/15/2013            1,011
     500       Williams Partners Finance Corp.              7.50          6/15/2011              531
     250       Williams Partners Finance Corp.              7.25          2/01/2017              259
                                                                                         -----------
                                                                                              20,162
                                                                                         -----------
               Total Energy                                                                   30,230
                                                                                         -----------

               FINANCIALS (20.9%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
   2,000       American Capital Strategies Ltd.             6.85          8/01/2012            1,891
   2,000       Mellon Bank N.A.                             5.45          4/01/2016            2,019
                                                                                         -----------
                                                                                               3,910
                                                                                         -----------
               CONSUMER FINANCE (1.2%)
   3,000       American Express Co.                         6.80          9/01/2066            2,883
   1,000       ERAC USA Finance Co. (a)                     6.20         11/01/2016              905
   2,000       Ford Motor Credit Co. LLC                    7.00         10/01/2013            1,727
   2,000       General Motors Acceptance Corp.              6.88          8/28/2012            1,588
   3,000       SLM Corp.                                    3.12 (c)      1/26/2009            2,921

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USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                 COUPON                              VALUE
     (000)     SECURITY                                      RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------

$  1,000       SLM Corp.                                    5.66% (c)     6/01/2009      $       972
                                                                                         -----------
                                                                                              10,996
                                                                                         -----------

               DIVERSIFIED BANKS (1.7%)
   1,000       Comerica Bank                                5.20          8/22/2017              897
   1,000       Compass Bank                                 8.10          8/15/2009            1,027
   1,000       Emigrant Bancorp, Inc. (a)                   6.25          6/15/2014            1,087
   2,000       First Tennessee Bank, N.A.                   4.63          5/15/2013            1,806
   2,000       First Union National Bank, FL                6.18          2/15/2036            2,061
   3,000       First Union National Bank, NC (d)            6.18          2/15/2036            3,092
   2,000       Key Bank N.A.                                5.45          3/03/2016            1,824
   2,000       Wachovia Bank N.A.                           6.60          1/15/2038            1,940
   1,000       Washington Mutual Bank, F.A.                 5.13          1/15/2015              851
                                                                                         -----------
                                                                                              14,585
                                                                                         -----------

               INVESTMENT BANKING & BROKERAGE (0.2%)
   2,000       Merrill Lynch & Co., Inc.                    6.05          8/15/2012            1,996
                                                                                         -----------

               LIFE & HEALTH INSURANCE (1.8%)
   2,000       Blue Cross Blue Shield FL, Inc.              8.25         11/15/2011            2,148
   2,000       Great-West Life & Annuity Insurance Co.
                 (a)                                        7.15          5/16/2046            1,825
   3,000       Lincoln National Corp.                       7.00          5/17/2066            2,768
   1,000       MetLife Global Funding I (a)                 5.13          4/10/2013            1,001
   1,000       Monumental Global Funding II (a)             4.38          7/30/2009              997
   3,000       North Front, Pass-Through Trust (a),(d)      5.81         12/15/2024            2,869
   2,000       Prudential Financial, Inc.                   6.00         12/01/2017            2,020
   3,000       StanCorp Financial Group, Inc.               6.90          5/29/2067            2,511
                                                                                         -----------
                                                                                              16,139
                                                                                         -----------
               MULTI-LINE INSURANCE (1.8%)
   2,000       American General Finance Corp.               4.88          7/15/2012            1,910
   3,000       Farmers Exchange Capital (a)                 7.05          7/15/2028            2,760
   2,000       Genworth Financial, Inc.                     6.15         11/15/2066            1,678
   2,000       Genworth Global Funding Trust                5.20         10/08/2010            2,014
   3,000       Glen Meadow (a)                              6.51          2/12/2067            2,696
   2,000       ILFC E-Capital Trust II (a)                  6.25         12/21/2065            1,778
   2,000       Oil Casualty Insurance Ltd. (a)              8.00          9/15/2034            1,744
   1,000       Oil Insurance Ltd. (a)                       7.56                  -(e)           876
                                                                                         -----------
                                                                                              15,456
                                                                                         -----------

               MULTI-SECTOR HOLDINGS (0.1%)
   1,000       Leucadia National Corp.                      7.13          3/15/2017              960
                                                                                         -----------

               OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
   3,000       AgFirst Farm Credit Bank                     6.59                  -(e)         2,135
   2,000       Bank of America Corp.                        5.75         12/01/2017            2,042
   1,000       Bank of America Corp.                        8.00                  -(e)         1,019
   1,000       Bank of America Corp.                        8.13                  -(e)         1,023
   5,000       General Electric Capital Corp.               5.25         10/19/2012            5,124
   2,000       Northgroup Preferred Capital Corp. (a)       6.38                  -(e)         1,393
   2,000       Travelers Life & Annuity (a)                 5.13          8/15/2014            1,942
                                                                                         -----------
                                                                                              14,678
                                                                                         -----------
               PROPERTY & CASUALTY INSURANCE (4.1%)
   1,000       21st Century Insurance Group                 5.90         12/15/2013            1,006

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USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                 COUPON                              VALUE
     (000)     SECURITY                                      RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------

$  2,500       Allstate Corp.                               6.13%         5/15/2037      $     2,326
   1,535       Assured Guaranty U.S. Holdings, Inc.         7.00          6/01/2034            1,417
   2,425       Assured Guaranty U.S. Holdings, Inc.         6.40         12/15/2066            1,732
   4,000       Berkshire Hathaway Finance Corp. (d)         4.85          1/15/2015            4,036
   2,500       Chubb Corp.                                  6.38          3/29/2067            2,336
   1,000       Fidelity National Title Group, Inc.          5.25          3/15/2013              976
   2,000       First American Capital Trust I               8.50          4/15/2012            2,219
   2,275       Fund American Companies, Inc.                5.88          5/15/2013            2,228
   1,000       Infinity Property & Casualty Corp.           5.50          2/18/2014              982
   3,000       Liberty Mutual Group, Inc. (a)               7.00          3/15/2037            2,770
   1,000       Markel Corp.                                 6.80          2/15/2013            1,022
   1,000       MBIA Insurance Co. (a)                      14.00          1/15/2033              916
   2,000       Ohio Casualty Corp.                          7.30          6/15/2014            2,032
   4,000       Progressive Corp.                            6.70          6/15/2037            3,583
   2,000       RLI Corp.                                    5.95          1/15/2014            1,956
   3,000       Security Capital Assurance Ltd. *            6.88                  -(e)           151
   2,000       Travelers Companies, Inc.                    6.25          3/15/2037            1,753
   4,000       XL Capital Ltd.                              6.50                  -(e)         2,804
                                                                                         -----------
                                                                                              36,245
                                                                                         -----------

               REGIONAL BANKS (3.9%)
   3,000       Bank of Oklahoma                             5.75          5/15/2017            3,014
   1,000       Banknorth Group, Inc.                        3.75          5/01/2008            1,000
   2,500       CBG Florida REIT Corp. (a)                   7.11                  -(e)           927
   2,000       Chittenden Corp.                             5.80          2/14/2017            1,989
   1,000       City National Corp.                          5.13          2/15/2013              963
   1,000       Colonial Bank, N.A.                          6.38         12/01/2015              847
   2,000       Cullen/Frost Bankers, Inc.                   5.75          2/15/2017            2,043
   3,000       Fifth Third Capital Trust IV                 6.50          4/15/2037            2,203
   1,000       First Republic Bank Corp.                    7.75          9/15/2012            1,065
   2,000       Fulton Capital Trust I                       6.29          2/01/2036            1,418
   2,000       Huntington Capital III                       6.65          5/15/2037            1,448
   2,000       Imperial Bank                                8.50          4/01/2009            2,070
   1,500       National City Preferred Capital Trust I     12.00                  -(e)         1,483
   1,000       Popular North America Capital Trust I        6.56          9/15/2034              688
   2,000       Regions Financing Trust II                   6.63          5/15/2047            1,404
   1,000       SunTrust Banks, Inc.                         6.00          9/11/2017              976
   2,000       Susquehanna Bancshares, Inc.                 4.75          5/01/2014            2,005
   2,000       TCF Financial Bank                           5.00          6/15/2014            2,014
   2,000       TCF National Bank                            5.50          2/01/2016            2,068
   2,000       U.S. AgBank, FCB (a)                         6.11                  -(e)         1,388
   2,000       Whitney National Bank                        5.88          4/01/2017            1,886
   1,000       Wilmington Trust Corp.                       8.50          4/02/2018            1,035
   1,000       Zions Bancorp                                6.00          9/15/2015              910
                                                                                         -----------
                                                                                              34,844
                                                                                         -----------

               REITS - DIVERSIFIED (0.3%)
   1,000       Liberty Property, LP                         5.13          3/02/2015              902
   1,000       Liberty Property, LP                         6.63         10/01/2017              945
   1,000       Washington REIT                              5.35          5/01/2015              874
                                                                                         -----------
                                                                                               2,721
                                                                                         -----------

               REITS - INDUSTRIAL (0.3%)
   1,000       AMB Property, LP                             6.30          6/01/2013            1,009
   1,000       ProLogis Trust                               5.50          4/01/2012              978
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USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                 COUPON                              VALUE
     (000)     SECURITY                                      RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------
$  1,000       ProLogis Trust                               5.75%         4/01/2016      $       944
                                                                                         -----------
                                                                                               2,931
                                                                                         -----------

               REITS - OFFICE (0.6%)
   2,000       Brandywine Operating Partnership, LP         4.50         11/01/2009            1,936
   1,000       Duke Realty, LP                              5.50          3/01/2016              893
   1,000       Duke Realty, LP                              5.95          2/15/2017              908
   1,000       Duke Realty, LP                              6.50          1/15/2018              926
   1,000       HRPT Properties Trust                        6.65          1/15/2018              927
                                                                                         -----------
                                                                                               5,590
                                                                                         -----------

               REITS - RESIDENTIAL (0.4%)
   1,000       ERP Operating, LP                            6.63          3/15/2012            1,016
   1,000       Post Apartment Homes, LP                     5.45          6/01/2012              943
   2,000       UDR, Inc.                                    5.13          1/15/2014            1,856
                                                                                         -----------
                                                                                               3,815
                                                                                         -----------

               REITS - RETAIL (1.5%)
   1,000       Federal Realty Investment Trust              6.20          1/15/2017              969
   1,000       National Retail Properties, Inc.             6.88         10/15/2017              960
   1,000       Pan Pacific Retail Properties, Inc.          7.95          4/15/2011            1,069
   1,000       Pan Pacific Retail Properties, Inc.          5.25          9/01/2015              901
   2,000       Realty Income Corp.                          6.75          8/15/2019            1,875
   2,000       Rouse Co.                                    7.20          9/15/2012            1,839
   2,000       Rouse Co.                                    5.38         11/26/2013            1,691
   1,000       Rouse Co. LP (a)                             6.75          5/01/2013              898
   1,000       Simon Property Group, LP                     6.10          5/01/2016            1,004
   2,000       Weigarten Realty Investors                   4.86          1/15/2014            1,826
                                                                                         -----------
                                                                                              13,032
                                                                                         -----------

               REITS - SPECIALIZED (0.2%)
   1,000       Hospitality Properties Trust                 5.13          2/15/2015              862
   1,000       Ventas Realty, LP                            9.00          5/01/2012            1,067
                                                                                         -----------
                                                                                               1,929
                                                                                         -----------

               SPECIALIZED FINANCE (0.2%)
   2,000       Financial Security Assurance Holdings
                 Ltd. (a)                                   6.40         12/15/2066            1,452
                                                                                         -----------

               THRIFTS & MORTGAGE FINANCE (0.5%)
   1,000       Countrywide Financial Corp.                  6.25          5/15/2016              881
   1,000       Independence Community Bank Corp.            3.75          4/01/2014              856
   2,000       Sovereign Bank                               4.38          8/01/2013            1,640
   2,000       Washington Mutual Preferred Funding Trust
                 I (a)                                      6.53                  -(e)         1,153
                                                                                         -----------
                                                                                               4,530
                                                                                         -----------
               Total Financials                                                              185,809
                                                                                         -----------

               HEALTH CARE (0.5%)
               ------------------
               HEALTH CARE EQUIPMENT (0.1%)
   1,000       Hospira, Inc.                                6.05          3/30/2017              981
                                                                                         -----------
               HEALTH CARE SERVICES (0.1%)
   1,000       Laboratory Corp. of America                  5.63         12/15/2015              969
                                                                                         -----------
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USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                 COUPON                              VALUE
     (000)     SECURITY                                      RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------

               LIFE SCIENCES TOOLS & SERVICES (0.1%)
$    500       Fisher Scientific International, Inc.        6.75%         8/15/2014      $       514
                                                                                         -----------

               MANAGED HEALTH CARE (0.2%)
   2,000       Highmark, Inc. (a)                           6.80          8/15/2013            2,230
                                                                                         -----------
               Total Health Care                                                               4,694
                                                                                         -----------

               INDUSTRIALS (1.1%)
               ------------------
               BUILDING PRODUCTS (0.2%)
   1,000       USG Corp.                                    6.30         11/15/2016              830
   1,000       USG Corp.                                    7.75          1/15/2018              905
                                                                                         -----------
                                                                                               1,735
                                                                                         -----------

               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.3%)
   2,400       Corrections Corp. of America                 7.50          5/01/2011            2,448
                                                                                         -----------

               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
   2,000       Allied Waste North America, Inc.             5.75          2/15/2011            1,990
                                                                                         -----------

               INDUSTRIAL MACHINERY (0.1%)
   1,000       Pall Corp. (a)                               6.00          8/01/2012            1,066
                                                                                         -----------

               RAILROADS (0.3%)
   2,000       Norfolk Southern Corp.                       7.70          5/15/2017            2,297
                                                                                         -----------
               Total Industrials                                                               9,536
                                                                                         -----------

               INFORMATION TECHNOLOGY (0.7%)
               -----------------------------
               COMPUTER HARDWARE (0.1%)
   1,000       Hewlett Packard Co.                          4.50          3/01/2013            1,009
                                                                                         -----------

               DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
   1,000       Computer Sciences Corp. (a)                  5.50          3/15/2013            1,006
   2,000       Fiserv, Inc.                                 6.13         11/20/2012            2,034
   2,000       SunGard Data Systems, Inc.                   3.75          1/15/2009            1,970
                                                                                         -----------
                                                                                               5,010
                                                                                         -----------
               Total Information Technology                                                    6,019
                                                                                         -----------

               MATERIALS (0.1%)
               ----------------
               METAL & GLASS CONTAINERS (0.1%)
   1,000       Owens Brockway Glass Container, Inc.         6.75         12/01/2014            1,020
                                                                                         -----------

               MUNICIPAL BONDS (0.1%)
               ----------------------
               MISCELLANEOUS (0.1%)
     923       Keenan Development Association of
                Tennessee LLC (INS)                         5.02          7/15/2028              871
                                                                                         -----------

               TELECOMMUNICATION SERVICES (0.9%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
   1,708       Citizens Communications Co.                  6.25          1/15/2013           1,627
   3,000       Qwest Communications International, Inc.     7.25          2/15/2011           2,993

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                              (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                 COUPON                              VALUE
     (000)     SECURITY                                      RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------

$  1,000       Verizon Communications, Inc.                 5.25%         4/15/2013      $     1,022
                                                                                         -----------
                                                                                               5,642
                                                                                         -----------

               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   2,510       US Unwired, Inc.                            10.00          6/15/2012            2,378
                                                                                         -----------
               Total Telecommunication Services                                                8,020
                                                                                         -----------

               UTILITIES (7.9%)
               ----------------
               ELECTRIC UTILITIES (4.5%)
   1,000       Ameren UE                                    5.10         10/01/2019              912
   1,000       Baltimore Gas and Electric Co.               5.90         10/01/2016              978
   1,000       Bruce Mansfield Unit 1 & 2 2007 Pass
                 Through Trust                              6.85          6/01/2034            1,024
   1,045       Carolina Power & Light Co.                   6.13          9/15/2033            1,072
   2,098       Cedar Brakes II, LLC (a)                     9.88          9/01/2013            2,336
   2,000       Commonwealth Edison Co.                      5.80          3/15/2018            2,003
     995       Energy Future Holdings Co.                   6.60         10/10/2014              955
     995       Energy Future Holdings Co.                   8.62         10/10/2014              954
   2,550       Entergy Gulf States, Inc.                    5.70          6/01/2015            2,484
   1,000       Entergy Louisiana, Inc.                      5.83         11/01/2010              997
   1,000       Entergy Mississippi, Inc.                    5.92          2/01/2016              998
     838       FPL Energy National Wind, LLC (a)            5.61          3/10/2024              824
   2,000       FPL Group Capital, Inc.                      6.35         10/01/2066            1,791
   1,000       FPL Group Capital, Inc.                      7.30          9/01/2067              971
   1,000       Illinois Power Co.                           6.13         11/15/2017              981
   2,320       ITC Holdings Corp. (a)                       5.25          7/15/2013            2,303
   1,000       MidAmerican Energy Holdings Co.              5.88         10/01/2012            1,044
   1,000       MidAmerican Energy Holdings Co.              5.80         10/15/2036              959
   2,000       Monongahela Power Co.                        7.36          1/15/2010            2,117
   1,000       Nevada Power Co.                             6.50          5/15/2018            1,030
   1,000       New York State Electric & Gas Corp.          5.50         11/15/2012            1,013
     917       Oglethorpe Power Corp.                       6.97          6/30/2011              960
     898       Power Contract Financing, LLC (a)            6.26          2/01/2010              915
   1,000       PPL Capital Funding, Inc.                    6.70          3/30/2067              854
   2,000       PPL Energy Supply, LLC                       6.40         11/01/2011            2,062
   1,000       PSI Energy, Inc.                             6.05          6/15/2016            1,017
   1,000       Public Service Co. of Colorado               7.88         10/01/2012            1,128
   1,000       Public Service Co. of Oklahoma               6.15          8/01/2016            1,004
   1,000       Sierra Pacific Power Co.                     6.25          4/15/2012            1,004
   1,000       Southern Power Co.                           6.25          7/15/2012            1,056
     913       Tristate General & Transport Association
                 (a)                                        6.04          1/31/2018              921
   1,000       Virginia Electric Power Co.                  5.40          1/15/2016              995
                                                                                         -----------
                                                                                              39,662
                                                                                         -----------
               GAS UTILITIES (2.0%)
   2,000       AGL Capital Corp.                            6.38          7/15/2016            2,012
   2,000       Atmos Energy Corp.                           6.35          6/15/2017            2,002
   1,000       Centerpoint Energy Resources Corp.           5.95          1/15/2014            1,005
   1,000       Duke Capital Corp., LLC                      8.00         10/01/2019            1,109
   1,000       Enbridge Energy Partners, LP                 4.75          6/01/2013              969
   2,000       Enbridge Energy Partners, LP                 8.05         10/01/2037            1,901
   1,000       Energy Transfer Partners, LP                 6.00          7/01/2013            1,019
   2,000       Equitable Resources Foundation, Inc.         6.50          4/01/2018            2,009



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                              (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                 COUPON                              VALUE
     (000)     SECURITY                                      RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------

$  2,000       Michigan Consolidated Gas Co.                5.00%        10/01/2019      $     1,926
   1,000       National Fuel Gas Co.                        7.38          6/13/2025            1,001
   1,000       Northern Natural Gas Co. (a)                 5.38         10/31/2012            1,035
   1,000       Questar Pipeline Co.                         5.83          2/01/2018              967
   1,000       Southern Star Central Gas Pipeline, Inc.(a)  6.00          6/01/2016              998
                                                                                         -----------
                                                                                              17,953
                                                                                         -----------

               MULTI-UTILITIES (1.2%)
   2,000       Black Hills Corp.                            6.50          5/15/2013            1,999
   1,000       CenterPoint Energy, Inc.                     7.25          9/01/2010            1,040
   1,000       Energy East Corp.                            6.75          6/15/2012            1,050
   1,000       NiSource Finance Corp.                       6.40          3/15/2018              987
   2,000       Puget Sound Energy, Inc.                     6.97          6/01/2067            1,812
   2,000       Wisconsin Energy Corp.                       6.25          5/15/2067            1,768
   2,000       WPS Resources Corp.                          6.11         12/01/2066            1,688
                                                                                         -----------
                                                                                              10,344
                                                                                         -----------

               WATER UTILITIES (0.2%)
   2,000       American Water Capital Corp. (a)             6.09         10/15/2017            1,993
                                                                                         -----------
               Total Utilities                                                                69,952
                                                                                         -----------
               Total Corporate Obligations (cost: $369,134)                                  347,735
                                                                                         -----------

               EURODOLLAR AND YANKEE OBLIGATIONS (7.8%)

               CONSUMER STAPLES (0.1%)
               -----------------------
               Food Retail (0.1%)
     500       Ahold Finance U.S.A., Inc.                   6.25          5/01/2009              509
                                                                                         -----------

               ENERGY (0.7%)
               -------------
               Integrated Oil & Gas (0.6%)
   1,000       Nakilat, Inc. (a)                            6.07         12/31/2033              869
   1,467       PEMEX Finance Ltd.                           8.88         11/15/2010            1,555
     600       PEMEX Finance Ltd.                           9.03          2/15/2011              641
   2,000       Trans-Canada Pipelines Ltd.                  6.35          5/15/2067            1,780
                                                                                         -----------
                                                                                               4,845
                                                                                         -----------

               OIL & GAS DRILLING (0.1%)
   602         Delek & Avner-Yam Tethys Ltd. (a)            4.34 (c)      8/01/2013              602
   602         Delek & Avner-Yam Tethys Ltd. (a)            5.33          8/01/2013              612
                                                                                         -----------
                                                                                               1,214
                                                                                         -----------
               Total Energy                                                                    6,059
                                                                                         -----------

               FINANCIALS (6.3%)
               -----------------
               DIVERSIFIED BANKS (4.3%)
   2,000       Banco Nacional De Comercio Exterior SNC
                 (a)                                        3.88          1/21/2009            1,998
   1,000       Banco Santander (a)                          5.38         12/09/2014              959
   3,000       Barclays Bank plc (a),(d)                    5.93                  -(e)         2,537
   2,000       BBVA International Preferred, S.A.
                 Uniperson (a)                              5.92                  -(e)         1,607
   2,000       BNP Paribas (a)                              5.19                  -(e)         1,734

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                              (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                 COUPON                              VALUE
     (000)     SECURITY                                      RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------

$  2,000       BOI Capital Funding Number 3 LP (a)          6.11%                 -(e)   $     1,521
   3,000       HBOS plc (a),(d)                             5.38                  -(e)         2,467
   4,000       Lloyds TSB Group plc (a)                     6.27                  -(e)         3,330
   2,000       Mizuho Capital Investment 1 Ltd. (a)         6.69                  -(e)         1,764
   2,000       MUFG Capital Finance 1 Ltd.                  6.35                  -(e)         1,810
   2,000       National Capital Trust II (a)                5.49                  -(e)         1,697
   2,000       Nordea Bank AB (a)                           5.42                  -(e)         1,683
   2,000       Rabobank Capital Funding Trust III (a)       5.25                  -(e)         1,669
   5,000       Royal Bank of Scotland Group plc             7.64                  -(e)         4,714
   2,500       Skandinaviska Enskilda Banken AB (a)         5.47                  -(e)         2,101
   2,000       Standard Chartered plc (a)                   6.41                  -(e)         1,655
   2,000       Sumitomo Mitsui Financial Group (a)          6.08                  -(e)         1,792
   2,000       UFJ Finance Aruba AEC                        8.75                  -(e)         2,020
   1,000       Westpac Capital Trust IV (a)                 5.26                  -(e)           777
                                                                                         -----------
                                                                                              37,835
                                                                                         -----------

               LIFE & HEALTH INSURANCE (0.3%)
   3,000       AXA S.A. (a)                                 6.46                  -(e)         2,489
                                                                                         -----------
               MULTI-LINE INSURANCE (0.5%)
   4,000       ING Capital Funding Trust III                8.44                  -(e)         4,020
                                                                                         -----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   2,000       ZFS Finance USA Trust II (a)                 6.45         12/15/2065            1,764
                                                                                         -----------
               PROPERTY & CASUALTY INSURANCE (0.4%)
   1,000       Allied World Assurance Holdings Ltd.         7.50          8/01/2016            1,001
   3,000       Catlin Insurance Co. Ltd. (a)                7.25                  -(e)         2,506
                                                                                         -----------
                                                                                               3,507
                                                                                         -----------
               REGIONAL BANKS (0.1%)
   2,000       Glitnir Banki hf (a)                         7.45                  -(e)         1,297
                                                                                         -----------
               REINSURANCE (0.4%)
   1,000       Max USA Holdings Ltd. (a)                    7.20          4/14/2017            1,029
   2,000       Montpelier Re Holdings Ltd.                  6.13          8/15/2013            1,974
   1,000       Platinum Underwriters Finance, Inc.          7.50          6/01/2017              985
                                                                                         -----------
                                                                                               3,988
                                                                                         -----------
               SPECIALIZED FINANCE (0.1%)
   1,000       QBE Capital Funding II LP (a)                6.80                  -(e)           860
                                                                                         -----------
               Total Financials                                                               55,760
                                                                                         -----------

               INDUSTRIALS (0.4%)
               ------------------)
               BUILDING PRODUCTS (0.2%)
   2,000       CRH America, Inc.                            6.00          9/30/2016            1,882
                                                                                         -----------
               INDUSTRIAL CONGLOMERATES (0.1%)
   1,000       Siemens Financieringsmat (a)                 6.13          8/17/2026              975
                                                                                         -----------
               RAILROADS (0.1%)
   1,000       Kansas City Southern de Mexico, S.A. de
                 C.V.                                       9.38          5/01/2012            1,048
                                                                                         -----------
               Total Industrials                                                               3,905
                                                                                         -----------

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                              (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                 COUPON                              VALUE
     (000)     SECURITY                                      RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------

               MATERIALS (0.3%)
               ----------------
               DIVERSIFIED METALS & MINING (0.3%)
$  1,000       Brascan Corp.                                8.13%        12/15/2008      $     1,012
   2,000       Glencore Funding, LLC (a)                    6.00          4/15/2014            1,912
                                                                                         -----------
               Total Materials                                                                 2,924
                                                                                         -----------
               Total Eurodollar and Yankee Obligations (cost: $77,427)                        69,157
                                                                                         -----------

               ASSET-BACKED SECURITIES (10.5%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               FOOD RETAIL (0.2%)
   1,713       Ahold Lease USA, Inc.                        7.82          1/02/2020            1,822
                                                                                         -----------

               FINANCIALS (9.4%)
               -----------------
               ASSET-BACKED FINANCING (9.4%)
   1,183       Aerco Ltd. (a)                               3.24 (c)      7/15/2025            1,186
     840       Airport Airplanes                            3.19 (c)      3/15/2019              756
   3,000       American Express Credit Account Master
                 Trust (a)                                  3.07 (c)      9/15/2016            2,191
   1,026       AmeriCredit Automobile Receivable Trust      5.31          1/06/2011            1,026
   6,000       ARG Funding Corp. (a)                        4.29          4/20/2011            5,713
   2,000       Banc of America Securities Auto Trust        5.51          2/19/2013            1,920
   4,000       Bank One Issuance Trust (d)                  4.77          2/16/2016            3,170
   2,000       Cabela's Credit Card Master Note Trust
                 (a)                                        5.26         10/15/2014            2,026
   3,000       Capital One Auto Finance Trust               5.03          4/15/2012            2,843
   2,605       Capital One Auto Finance Trust               5.13          4/16/2012            2,300
   2,000       Capital One Auto Finance Trust (INS)         4.71          6/15/2012            1,857
   1,000       Capital One Auto Finance Trust               2.75 (c)      5/15/2013              839
   1,000       Capital One Multi-Asset Execution Trust      6.00          8/15/2013              947
   1,842       Carmax Auto Owner Trust                      5.30          3/15/2010            1,851
   2,000       Caterpillar Financial Asset Trust (g)        4.94          4/25/2014            2,000
   3,000       CenterPoint Energy Transition Bond Co.,
                 LLC                                        4.19          2/01/2020            2,908
   2,000       Citibank Credit Card Issuance Trust          4.40          9/15/2010            2,003
   2,000       Citibank Credit Card Issuance Trust          4.95         10/25/2010            1,996
   1,000       Citibank Credit Card Issuance Trust          6.95          2/18/2014              925
   1,000       Citibank Credit Card Issuance Trust          5.50          3/24/2017              759
   1,789       CPS Auto Receivables Trust (a)               5.32          8/15/2010            1,781
   5,000       CPS Auto Receivables Trust (INS)(g)          6.48          7/15/2013            4,667
   2,000       Credit Acceptance Auto Dealer Loan Trust     6.16          4/15/2013            1,891
   1,000       Detroit Edison                               6.19          3/01/2013            1,032
   2,000       GE Capital Credit Card Master Note Trust     2.83 (c)      9/15/2012            1,911
   2,000       GE Capital Credit Card Master Note Trust     2.99 (c)      3/15/2013            1,824
   2,000       Hertz Vehicle Financing, LLC                 5.08         11/25/2011            1,797
   3,000       HSBC Automotive Trust                        4.94         11/19/2012            3,007
   2,238       Long Beach Auto Receivables Trust            5.15         11/15/2010            2,246
   3,020       MBNA Master Credit Card Note Trust (a)       6.65          8/15/2011            3,009
   2,000       MBNA Master Credit Card Note Trust           6.80          7/15/2014            1,815
   2,000       Nissan Auto Receivables Owner Trust          4.28          6/16/2014            1,950

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                              of INVESTMENTS
                              (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                 COUPON                              VALUE
     (000)     SECURITY                                      RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------

$  3,000       Rental Car Finance Corp. (a)                 3.04% (c)     7/25/2013      $     2,342
   5,000       Santander Drive Auto Receivables Trust       5.05          9/15/2011            4,718
   2,000       Triad Auto Receivables Owners Trust          5.30         10/12/2011            2,013
   2,518       Trinity Rail Leasing, LP (INS)(g)            5.27          8/14/2027            1,790
   1,855       Trinity Rail Leasing, LP (a)                 5.90          5/14/2036            1,356
   2,614       USXL Funding, LLC (INS)(a)                   5.38          4/15/2014            2,401
   3,000       WFS Financial Owner Trust                    4.76          5/17/2013            2,820
                                                                                         -----------
               Total Financials                                                               83,586
                                                                                         -----------

               INDUSTRIALS (0.9%)
               ------------------
               AIRLINES (0.9%)
     467       America West Airlines, Inc.                  6.85          7/02/2009              456
     335       America West Airlines, Inc.                  6.87          1/02/2017              323
   1,980       America West Airlines, Inc. (INS)            7.93          1/02/2019            1,989
   1,176       American Airlines, Inc. (INS)                3.86          7/09/2010            1,118
   1,000       American Airlines, Inc.                      6.82          5/23/2011              925
   1,499       Continental Airlines, Inc.                   6.55          2/02/2019            1,454
   1,174       Continental Airlines, Inc. (INS)             6.24          3/15/2020            1,106
     600       United Airlines, Inc.                        7.78          1/01/2014              597
                                                                                         -----------
                           Total Industrials                                                   7,968
                                                                                         -----------
               Total Asset-Backed Securities (cost: $97,165)                                  93,376
                                                                                         -----------


               COMMERCIAL MORTGAGE SECURITIES (22.6%)

               FINANCIALS (22.6%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (22.3%)
   4,000       Banc of America Commercial Mortgage Trust
                 (d)                                        5.72 (c)      5/10/2045            4,088
   1,000       Banc of America Commercial Mortgage,
                 Inc.                                       5.11         11/10/2042              934
   1,000       Banc of America Commercial Mortgage,
                 Inc.                                       5.26         11/10/2042              879
   1,000       Banc of America Commercial Mortgage,
                 Inc.                                       4.77          7/10/2043              897
     977       Banc of America Commercial Mortgage, Inc.
                 (a)                                        5.14 (c)      9/10/2047              800
   1,500       Bear Stearns Commercial Mortgage
                 Securities, Inc. (a)                       6.00          6/16/2030            1,357
   3,000       Bear Stearns Commercial Mortgage
                 Securities, Inc.                           5.47 (c)      4/12/2038            2,956
   1,508       Bear Stearns Commercial Mortgage
                 Securities, Inc.                           4.00          3/13/2040            1,478
   2,000       Bear Stearns Commercial Mortgage
                 Securities, Inc.                           5.53 (c)     10/12/2041            1,986
   2,000       Bear Stearns Commercial Mortgage
                 Securities, Inc.                           4.82          2/13/2042            1,932
   4,000       Chase Commercial Mortgage Securities
                 Corp.                                      7.73          1/15/2032            4,170
     690       Chase Commercial Mortgage Securities
                 Corp.                                      7.76          4/15/2032              717
   1,991       Chase Commercial Mortgage Securities
                 Corp.                                      7.32         10/15/2032            2,075
   1,000       Citigroup Commercial Mortgage Trust          5.40 (c)      7/15/2044              922
   2,000       Citigroup Commercial Mortgage Trust (a)      4.83          9/20/2051            1,837
   2,000       Commercial Mortgage Trust                    7.64         11/17/2032            2,215
   3,000       Commercial Mortgage Trust                    4.58         10/15/2037            2,927
   3,993       Commercial Mortgage Trust (a)                4.02          3/03/2041            3,937

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                              of INVESTMENTS
                              (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                 COUPON                              VALUE
     (000)     SECURITY                                      RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------

$  3,000       COMMERCIAL MORTGAGE TRUST                    5.12%         6/10/2044      $     2,960
   3,000       Credit Suisse First Boston Mortgage
                 Securities Corp. (a)                       6.65         12/18/2035            3,118
   2,340       Credit Suisse First Boston Mortgage
                 Securities Corp.                           4.30          7/15/2036            2,329
   2,000       Credit Suisse First Boston Mortgage
                 Securities Corp.                           4.92          4/15/2037            1,815
   3,000       Credit Suisse First Boston Mortgage
                 Securities Corp.                           5.10          8/15/2038            2,960
   1,000       Credit Suisse First Boston Mortgage
                 Securities Corp.                           4.82         10/15/2039              889
   1,000       Credit Suisse First Boston Mortgage
                 Securities Corp.                           7.17          5/17/2040            1,045
   2,000       Deutsche Mortgage & Asset Receiving
                 Corp.                                      7.50          6/15/2031            2,126
   1,000       Diversified REIT (a)                         6.97          3/08/2010            1,023
   2,000       Diversified REIT (a)                         6.78          3/18/2011            1,989
   3,696       DLJ Commercial Mortgage Corp.                7.30          6/10/2032            3,780
   3,650       First Union National Bank-Chase Manhattan
                 Bank Commercial Mortgage Trust             7.06          6/15/2031            3,726
     658       G-Force, LLC (a)                             4.39          8/22/2036              527
   1,500       GE Capital Commercial Mortgage Corp. (a)     5.34         12/10/2037            1,499
   2,000       Global Signal Trust (a)                      5.59          2/15/2036            1,961
   1,115       GMAC Commercial Mortgage Security, Inc.      6.84 (c)      5/15/2033            1,132
   1,000       GMAC Commercial Mortgage Security, Inc.      6.50          5/15/2035            1,009
   1,500       GMAC Commercial Mortgage Security, Inc.      5.04 (c)     12/10/2041            1,234
   1,000       GMAC Commercial Mortgage Security, Inc.      4.81          5/10/2043              901
   1,000       GS Mortgage Securities Corp. II              6.62          5/03/2018            1,077
   3,649       GS Mortgage Securities Corp. II (a)          6.04          8/15/2018            3,728
   2,000       GS Mortgage Securities Corp. II              5.53          8/10/2038            1,816
   1,000       GS Mortgage Securities Corp. II              4.78          7/10/2039              908
   1,691       GS Mortgage Securities Corp. II              4.30          1/10/2040            1,660
   2,000       Hilton Hotels Pool Trust (a)                 7.46         10/03/2015            2,177
   5,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           4.82          9/12/2037            4,954
   2,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           4.99          9/12/2037            1,814
   2,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.49          4/15/2043            1,961
   2,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.79          6/12/2043            1,994
   5,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp. (d)                       5.42         12/12/2043            4,927
   2,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.18 (c)     12/15/2044            1,991
   4,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.88 (c)      4/15/2045            4,002
   1,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.37          5/15/2045              978
   2,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           4.63          3/15/2046            1,993
   4,000       LB UBS Commercial Mortgage Trust             4.58          8/15/2029            3,948
   1,000       LB-UBS Commercial Mortgage Trust (a)         6.83          7/14/2016            1,051
   3,000       LB-UBS Commercial Mortgage Trust             5.64 (c)      3/15/2039            2,964
   2,000       LB-UBS Commercial Mortgage Trust             5.39          4/15/2040            1,693

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--------------------------------------------------------------------------------
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                              (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                 COUPON                              VALUE
     (000)     SECURITY                                      RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------

$  3,000       Machine One Trust (a),(d)                    5.22%         5/28/2040      $     2,960
     362       Merrill Lynch Mortgage Investors, Inc.       6.48         11/15/2026              364
   3,145       Merrill Lynch Mortgage Investors, Inc.       7.56         11/15/2031            3,234
   1,000       Merrill Lynch Mortgage Trust                 5.24         11/12/2037              923
   2,000       Merrill Lynch Mortgage Trust                 5.10 (c)      7/12/2038            1,716
   4,000       Merrill Lynch Mortgage Trust                 5.76          8/12/2043            4,043
   2,000       Merrill Lynch-Countrywide Commercial
                 Mortgage Trust                             5.38 (c)      7/12/2046            1,963
   4,000       Morgan Stanley Capital I, Inc.               5.80 (c)      8/12/2041            4,006
   4,600       Morgan Stanley Capital I, Inc.               5.69          7/12/2044            4,625
   3,445       Morgan Stanley Capital I, Inc.               4.89          6/12/2047            3,356
   5,000       Morgan Stanley Dean Witter Capital I,
                 Inc. (a),(d)                               5.13          5/24/2043            4,972
   2,000       Morgan Stanley Dean Witter Capital I,
                 Inc.                                       4.54          7/15/2056            1,953
   3,000       Mortgage Capital Funding, Inc.               7.09 (c)      6/18/2030            3,014
   2,000       Nationslink Funding Corp. (a)                6.80 (c)      1/20/2031            2,000
   4,020       Nationslink Funding Corp.                    7.10          1/20/2031            4,074
   1,008       Paine Weber Mortgage Acceptance Corp.        6.82          6/15/2032            1,016
   3,000       PNC Mortgage Acceptance Corp.                7.51         12/10/2032            3,116
   3,213       Prudential Securities Secured Financing
                 Corp.                                      6.76          6/16/2031            3,191
     161       Salomon Brothers Mortgage Securities VII,
                 Inc.                                       6.34         12/18/2033              161
   1,000       SBA Commercial Mortgage-Backed Trust (a)     5.56         11/15/2036              950
   2,169       Structured Asset Securities Corp.            7.15         10/12/2034            2,279
     165       TIAA Real Estate Co. Ltd. (a)                6.56          6/19/2026              164
   2,000       Timberstar Trust (a)                         5.75         10/15/2036            1,818
  10,000       Wachovia Bank Commercial Mortgage Trust      5.00          7/15/2041           10,027
   2,000       Wachovia Bank Commercial Mortgage Trust      5.08          3/15/2042            1,976
   2,000       Wachovia Bank Commercial Mortgage Trust      4.81          4/15/2042            1,939
   5,000       Wachovia Bank Commercial Mortgage Trust      5.62          7/15/2045            5,027
   5,000       Wachovia Bank Commercial Mortgage Trust      5.50         10/15/2048            5,001
                                                                                         -----------
                                                                                             197,634
                                                                                         -----------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
  30,362       Credit Suisse First Boston Mortgage
                  Securities Corp., acquired
                  8/30/2004; cost $1,314(a),(h)             0.84          1/15/2037              701
  32,682       Credit Suisse First Boston Mortgage
                  Securities Corp., acquired
                  6/17/2003 & 12/05/2007; cost
                  $1,553(a),(h)                             1.82          5/15/2038              949
  20,758       Greenwich Capital Commercial Funding
                  Corp., acquired 7/17/2003 &
                  8/13/2003; cost $1,188(a),(h)             2.22          1/11/2035              616
  65,915       GS Mortgage Securities Corp. II, acquired
                  5/13/2004; cost $991(a),(h)               0.20          5/03/2018              449
   9,373       LB-UBS Commercial Mortgage Trust,
                  acquired 7/16/2003; cost
                  $474(a),(h)                               0.84          4/15/2037              110
  14,207       Morgan Stanley Dean Witter Capital I,
                  Inc., acquired 1/23/2004; cost
                  $773(a),(h)                               0.91          9/13/2045              333
                                                                                         -----------
                                                                                               3,158
                                                                                         -----------
               Total Financials                                                              200,792
                                                                                         -----------
               Total Commercial Mortgage Securities (cost: $201,072)                         200,792
                                                                                         -----------

14

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--------------------------------------------------------------------------------
                              of INVESTMENTS
                              (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                 COUPON                              VALUE
     (000)     SECURITY                                      RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY ISSUES (4.0%)(I)

               COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)
$  2,000       Freddie Mac (+)                              4.50%         1/15/2029      $     1,996
   1,051       Freddie Mac (+)                              6.00          2/15/2013            1,082
      19       Freddie Mac (+)                              6.00         10/15/2018               19
   1,148       Government National Mortgage Assn.           6.00          3/20/2014            1,158
                                                                                         -----------
                                                                                               4,255
                                                                                         -----------

               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)

   15,167      Government National Mortgage Assn.           1.74          7/16/2010              199
                                                                                         -----------

               MORTGAGE-BACKED PASS-THROUGH SECURITIES (3.5%)

   9,576       Fannie Mae (+)                               5.50         11/01/2037            9,640
   9,864       Fannie Mae (+)                               6.00          4/01/2037           10,095
   4,876       Fannie Mae (+)                               6.00         11/01/2037            4,990
   2,185       Freddie Mac (+)                              5.00          9/01/2020            2,204
   3,964       Freddie Mac (+)                              5.50          4/01/2036            3,995
                                                                                         -----------
                                                                                              30,924
                                                                                         -----------
               Total U.S. Government Agency Issues (cost: $35,010)                            35,378
                                                                                         -----------

               U.S. TREASURY SECURITIES (2.4%)

               INFLATION-INDEXED NOTES (2.4%)

  20,242       2.38%, 1/15/2025(f) (cost:  $19,796)                                           21,302
                                                                                         -----------

               MUNICIPAL BONDS (6.0%)

               AIRPORT/PORT (0.5%)

   2,000       College Park (INS)                           5.76          1/01/2015            2,059
   2,025       Riverside (INS)                              5.19          8/01/2017            1,974
                                                                                         -----------
                                                                                               4,033
                                                                                         -----------

               APPROPRIATED DEBT (0.4%)

   1,940       Commonwealth Financing Auth. (INS)           5.63          6/01/2023            2,071
   1,705       Reeves County (INS)                          5.75          3/01/2012            1,702
                                                                                         -----------
                                                                                               3,773
                                                                                         -----------

               CASINOS & GAMING (0.6%)

   1,000       Mashantucket (Western) Pequot Tribe (a)      5.91          9/01/2021              908
   4,000       Seneca Nation of Indians Capital
                 Improvements Auth.                         6.75         12/01/2013            4,031
                                                                                         -----------
                                                                                               4,939
                                                                                         -----------

                                                                              15

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--------------------------------------------------------------------------------
                              of INVESTMENTS
                              (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                 COUPON                              VALUE
     (000)     SECURITY                                      RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------

               EDUCATION (0.3%)

$  2,000       California State Univ. (INS)                 5.27%        11/01/2017      $     2,117
   1,000       Univ. of Oklahoma                            5.25         11/01/2019            1,006
                                                                                         -----------
                                                                                               3,123
                                                                                         -----------

               ELECTRIC/GAS UTILITIES (0.1%)

   1,000       North Carolina Eastern Municipal Power
                 Agency                                     5.23          1/01/2011            1,022
                                                                                         -----------

               GENERAL OBLIGATION (0.7%)

   1,000       Bucks County (INS)                           3.94         12/15/2008            1,003
   2,000       Hopewell                                     5.25          7/15/2009            2,002
   2,000       King County                                  4.32         12/01/2010            2,028
   1,000       Riverside (INS)                              4.21          2/15/2011              998
                                                                                         -----------
                                                                                               6,031
                                                                                         -----------

               HOSPITAL (0.6%)

   1,000       Medical Univ. (INS)                          5.01          2/15/2015              970
   1,435       New Jersey Health Care Facilities
                 Financing Auth.                            5.10          3/01/2010            1,471
   2,500       South Carolina Jobs-Economic Dev. Auth.
                 (INS)(b)                                   4.99          8/01/2035            2,500
                                                                                         -----------
                                                                                               4,941
                                                                                         -----------

               MULTIFAMILY HOUSING (0.1%)

   1,080       American Eagle Northwest LLC                 4.97         12/15/2018            1,080
                                                                                         -----------

               NURSING/CCRC (0.8%)

   2,000       California Statewide Communities
                 Development Auth. (INS)                    5.59          2/01/2015            1,904
   1,500       Martin Luther King Foundation, Inc.
                 (INS)(b)                                   8.40         12/01/2028            1,500
   4,050       Yellowwood Acres, Inc. (INS)(b)              8.40         12/01/2028            4,050
                                                                                         -----------
               Total Nursing/CCRC                                                              7,454
                                                                                         -----------

               OIL & GAS REFINING & MARKETING (0.1%)

   1,000       Harris County                                5.68          3/01/2023            1,003
                                                                                         -----------
               SALES TAX (0.3%)

   2,500       Sales Tax Asset Receivable Corp.             4.76         10/15/2015            2,419
                                                                                         -----------
               SPECIAL ASSESSMENT/TAX/FEE (1.3%)

   2,000       Charlotte                                    5.35         12/01/2010            2,051
   2,780       Charlotte                                    5.37         12/01/2011            2,901
   3,000       Erie County Tobacco Asset Securitization
                 Corp.                                      6.00          6/01/2028            2,634
   1,000       New York State Environmental Facilities
                 Corp. (INS)                                4.02         12/15/2009              998
   1,000       New York State Housing Finance Agency        5.19          9/15/2011            1,022

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                              (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL                                                                                    MARKET
    AMOUNT                                                 COUPON                              VALUE
     (000)     SECURITY                                      RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------

$  2,000       New York State Urban Development Corp.
                 (INS)                                      4.38%        12/15/2011      $     1,991
                                                                                         -----------
                                                                                              11,597
                                                                                         -----------

               WATER/SEWER UTILITY (0.2%)

   2,000       Escondido Joint Powers Financing Auth.
                 (INS)                                      5.53          9/01/2018            1,994
                                                                                         -----------
               Total Municipal Bonds (cost: $53,404)                                          53,409
                                                                                         -----------

 PRINCIPAL
 AMOUNT
 $(000)/
 SHARES
 ---------
               PREFERRED SECURITIES (2.2%)

               CONSUMER STAPLES (0.3%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.3%)
  30,000       Dairy Farmers of America, Inc., 7.88%, cumulative redeemable,
                 perpetual (a)                                                                 2,461
                                                                                         -----------

               FINANCIALS (1.3%)
               -----------------
               DIVERSIFIED BANKS (0.1%)
  50,000       HSBC Holdings, Series A, 6.20%, perpetual                                       1,125
                                                                                         -----------

               LIFE & HEALTH INSURANCE (0.2%)
 100,000       Delphi Financial Group, Inc., 7.38%, Junior Subordinated Notes,
                 perpetual                                                                     1,894
                                                                                         -----------

               PROPERTY & CASUALTY INSURANCE (0.3%)
  20,000       Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                          1,929
  $1,000       White Mountains Re Group, Junior Subordinated Notes, 7.51%,
                 perpetual (a)                                                                   754
                                                                                         -----------
                                                                                               2,683
                                                                                         -----------

               REINSURANCE (0.5%)
   2,000       Ram Holdings Ltd., Series A, 7.50%, non-cumulative, perpetual                   1,249
  $3,000       Swiss Re Capital I LP, 6.85%, perpetual  (a)                                    2,726
                                                                                         -----------
                                                                                               3,975
                                                                                         -----------

               REITS - INDUSTRIAL (0.1%)
  30,000       AMB Property Corp., Series O, 7.00%, cumulative redeemable, perpetual             696
                                                                                         -----------

               REITS - SPECIALIZED (0.1%)
  40,000       Public Storage, Inc., Series G, 7.00%, perpetual                                  923
                                                                                         -----------
               Total Financials                                                               11,296
                                                                                         -----------

               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
   2,000       Centaur Funding Corp.  (a)                                                      2,014
                                                                                         -----------

               U.S. GOVERNMENT (0.4%)(i)
               -------------------------
  80,000       Fannie Mae, 8.25%, perpetual (+)                                                2,007

                                                                              17

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--------------------------------------------------------------------------------
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                              (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


 PRINCIPAL
 AMOUNT                                                                                  MARKET
 $(000)/                                                                                 VALUE
 SHARES        SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------------
  80,000       Freddie Mac, 8.38%, perpetual (+)                                         $     2,050
                                                                                         -----------
               Total U.S. Government                                                           4,057
                                                                                         -----------
               Total Preferred Securities (cost: $22,395)                                     19,828
                                                                                         -----------

PRINCIPAL
   AMOUNT                                                 COUPON
    (000)                                                   RATE          MATURITY
---------                                                -------          --------

               MONEY MARKET INSTRUMENTS (4.5%)

               COMMERCIAL PAPER (4.2%)

               CONSUMER STAPLES (2.6%)
               -----------------------
               PACKAGED FOODS & MEAT (2.6%)
$  5,000       Conagra Foods, Inc.                          3.00%         5/05/2008            4,998
  17,637       Kraft Foods, Inc.                            2.81          5/01/2008           17,637
                                                                                         -----------
               Total Consumer Staples                                                         22,635
                                                                                         -----------

               MATERIALS (1.6%)
               ----------------
               PAPER PACKAGING (1.6%)
  14,276       Sonoco Products Co.                          2.90          5/01/2008           14,276
                                                                                         -----------
               Total Commercial Paper                                                         36,911
                                                                                         -----------

               VARIABLE-RATE DEMAND NOTES (0.3%)

               UTILITIES (0.3%)
               ----------------
               ELECTRIC UTILITIES (0.3%)
   3,000       Gulf Coast IDA Auth.                         6.85          5/01/2039            3,000
                                                                                         -----------
               Total Money Market
               Instruments
               (cost: $39,911)                                                                39,911
                                                                                         -----------

               TOTAL INVESTMENTS (COST: $915,314)                                        $   880,888

                                                                                         ===========

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USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

3. Investments in open-end investment companies, other than exchange traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Futures contracts are valued at the last quoted sales price.

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                              (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such

20

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--------------------------------------------------------------------------------
                              to Portfolio of INVESTMENTS
                              (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED)

purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of April 30, 2008.

D. As of April 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2008, were $8,327,000 and $42,753,000, respectively, resulting in net unrealized depreciation of $34,426,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $888,026,000 at April 30, 2008, and, in total, may not equal 100%. Investments in foreign securities were 8.3% at April 30, 2008. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

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                              (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED


U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

IDA            Industrial Development Authority/Agency
REIT           Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., ACA Financial Guarantee Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Corp., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Periodic auction reset bond - interest rate is reset periodically through an auction mechanism. The bond has the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.
(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2008.
(d) Security, or a portion thereof, is segregated to cover the value of open futures contracts at April 30, 2008, as shown in the following table:

                                                                              VALUE AT                 UNREALIZED
        TYPE OF FUTURE            EXPIRATION   CONTRACTS   POSITION   TRADE DATE    APRIL 30, 2008    APPRECIATION
        ----------------------------------------------------------------------------------------------------------

        10-Year U.S. Treasury
          Note                    June 2008        50        Short    $5,684,000       $5,791,000       $107,000

(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

22

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                              (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2008 (UNAUDITED


(f) Security with a value of $21,302,000 is segregated as collateral for initial margin requirements on open futures contracts.
(g) Security was fair valued at April 30, 2008, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2008, was $3,158,000, which represented 0.4% of the Fund's net assets.
(i) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
*       Non-income-producing security.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    06-20-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06-24-2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    06-24-2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.